Common Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 10, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares	Jun. 30, 2019 shares	Feb. 29, 2020 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common shares, authorized															4,549,953,780
Common shares, par value | $ / shares															$ 0.00001
Common shares, shares issued															483,310,373
Common shares, shares outstanding															483,310,373
Shares issued, price per ADR | $ / shares		$ 10.5
Number of stock shares repurchased						13,097,740
Treasury stock, value					¥ 28,580				$ 4,025		¥ 15,306
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period			261,072,000				184,200,000	184,200,000
Number of stock shares repurchased					46,867,940	16,534,600
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period				5,250,000
Shares issued, price per ADR | $ / shares				$ 10.5
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, authorized					7,000,000,000				7,000,000,000		7,000,000,000
Common shares, par value | $ / shares						$ 0.00001			$ 0.00001
Common shares, shares issued					894,456,046				894,456,046		894,456,046
Common shares, shares outstanding					843,968,206				843,968,206		873,068,986
Stock issued during the period		106,449,060
Common stock voting rights per share					one vote
Common Class A [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, outstanding					890,836,146				890,836,146		889,603,586		889,603,586	889,402,546
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, authorized					800,000,000				800,000,000		800,000,000
Common shares, par value | $ / shares						$ 0.00001			$ 0.00001
Common shares, shares issued					150,591,207				150,591,207		150,591,207
Common shares, shares outstanding					150,591,207				150,591,207		150,591,207
Common stock voting rights per share					15
Common Class B [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, outstanding					150,591,207				150,591,207		150,591,207		150,591,207	150,591,207
Common Class B [Member] | Huidz Holding Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, outstanding		150,591,207
Common Class B [Member] | Cunjun Ma [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, outstanding		150,591,207
Variable interest entity of ownership percentage		76.40%
American Depositary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Share repurchase program authorized amount | $										$ 5,000		$ 5,000
Number of stock shares repurchased					2,343,397	826,730
American Depositary Shares [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period	72,453	72,453
Shares issued, price per ADR | $ / shares	$ 10.5
American Depositary Shares [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period	5,322,453	5,322,453